LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Schedule of supplemental information related to operating leases

		As of December 31,
	Note	2023	2024

Operating lease right-of-use assets, gross		5,391,315	5,274,000
Less: Impairment losses	2(n)	(80,592)	(80,592)
Operating lease right-of-use assets, net		5,310,723	5,193,408
Operating lease liabilities, current		132,811	117,345
Operating lease liabilities, non-current		1,344,264	1,279,726

Schedule of lease cost of continuing operations

	Years ended December 31,
	2022	2023	2024

Finance lease cost:
- Amortization of right-of-use assets	557,075	495,074	440,629
- Interest on lease liabilities	632,183	613,909	562,968
Operating lease cost	356,163	351,104	330,943
Short-term lease cost	44,103	54,215	61,189
Variable lease cost (Note)	(47,729)	(4,835)	(3,358)

Total lease cost	1,541,795	1,509,467	1,392,371

Note: During the years ended December 31, 2022, the Company was granted lease concessions of RMB45,291 by certain landlords due to the effects of the COVID-19 pandemic. The lease concessions were primarily in the form of rent reduction. Such concessions were recognized as variable lease cost (credit) in the period when the concession was granted. In addition, the Company recognized variable lease cost (credit) of RMB2,438, RMB4,835 and RMB3,358 in the years ended December 31, 2022, 2023 and 2024, respectively, for certain finance lease and other financing obligations with floating interest rate.

Schedule of supplemental cash flow information related to leases of continuing operations

	Years ended December 31,
	2022	2023	2024

Cash paid for amounts included in measurement of lease liabilities (Note):
- Operating cash flows from finance leases	(532,323)	(501,090)	(438,532)
- Operating cash flows from operating leases	(199,019)	(232,342)	(216,387)
- Financing cash flows from finance leases	(1,138,542)	(986,888)	(545,911)

Non-cash information on lease liabilities arising from obtaining ROU assets:
- Finance leases	264,958	16,772	—
- Operating leases	143,771	28,225	49,640

Non-cash information on lease liabilities and ROU assets derecognized for termination of leases:
- Finance leases	524,180	237,330	—
- Operating leases	286,774	48,610	—

Gain on early termination of leases:
- Finance leases	33,453	39,350	—
- Operating leases	10,445	5,412	—

Note: The above table does not include cash paid for purchase of land use rights and initial direct costs of leases of RMB7,190, RMB15,900 and nil for continuing operations in the years ended December 31, 2022, 2023 and 2024, respectively, which are included in “Payments for purchase of property and equipment and land use rights” in the consolidated statements of cash flows.

The financing cash flows from finance leases include the payment of principal due to early termination of certain financing arrangements for data center equipment.

Schedule of weighted average remaining lease term and weighted average discount rate for leases

	As of December 31,
	2023	2024

Weighted average remaining lease term:
- Finance leases	12.7	11.8
- Operating leases	12.7	12.0

Weighted average discount rate:
- Finance leases	6.56%	6.57%
- Operating leases	6.20%	6.15%

Schedule of maturities of lease and other financing obligations

	As of December 31, 2023					As of December 31, 2024
			Total of					Total of
			finance lease					finance lease
		Other	and other	Operating			Other	and other	Operating
	Finance lease	financing	financing	lease		Finance lease	financing	financing	lease
	obligations	obligations	obligations	obligations	Total	obligations	obligations	obligations	obligations	Total
Within 1 year	643,795	354,878	998,673	216,838	1,215,511	693,373	404,653	1,098,026	196,052	1,294,078
After 1 year but within 2 years	671,956	1,336,491	2,008,447	171,113	2,179,560	693,058	411,108	1,104,166	159,315	1,263,481
After 2 years but within 3 years	694,746	336,372	1,031,118	141,321	1,172,439	717,908	1,625,281	2,343,189	156,743	2,499,932
After 3 years but within 4 years	717,691	324,909	1,042,600	145,663	1,188,263	669,546	149,770	819,316	149,715	969,031
After 4 years but within 5 years	668,301	116,544	784,845	149,581	934,426	698,531	84,861	783,392	154,118	937,510
After 5 years	5,718,509	153,720	5,872,229	1,351,565	7,223,794	5,013,131	166,727	5,179,858	1,197,588	6,377,446
Total	9,114,998	2,622,914	11,737,912	2,176,081	13,913,993	8,485,547	2,842,400	11,327,947	2,013,531	13,341,478

Less: total future interest	(3,070,979)	(224,901)	(3,295,880)	(699,006)	(3,994,886)	(2,681,576)	(408,568)	(3,090,144)	(616,460)	(3,706,604)

Present value of lease and other financing obligations	6,044,019	2,398,013	8,442,032	1,477,075	9,919,107	5,803,971	2,433,832	8,237,803	1,397,071	9,634,874
Including:
- Current portion			547,847	132,811	680,658			636,152	117,345	753,497
- Non-current portion			7,894,185	1,344,264	9,238,449			7,601,651	1,279,726	8,881,377

Schedule of assets to secure lease and other financing obligations

	As of December 31,
	2023	2024

Accounts receivable	69,264	133,788
Property and equipment, net	1,422,563	1,445,973
Operating lease ROU assets	19,113	18,521
	1,510,940	1,598,282